BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BUSINESS COMBINATION

NOTE 7 – BUSINESS COMBINATION

On February 3, 2022, the Company completed the acquisition of all the outstanding shares of Isramat Ltd (“Isramat”), an Israeli manufacturer of precision metal parts. In connection with closing of the acquisition, the Company paid NIS 2,800,000 (approximately $879) in cash and issued the selling shareholders of Isramat 109,510 common shares in the capital of the Company at a price per share of $19.08. The Company has committed to the selling shareholders that if the aggregate proceeds received by a selling shareholder from the sale of its acquisition shares during the lockup period, together with the value of its unsold acquisition shares as of the end of such period, is lower than its pro rata portion in the equity consideration, the Company will pay the difference in cash to such selling shareholder. Such payment shall be made at the end of the lockup period after submission of a report by the selling shareholder.

In 2024, the Company repaid its commitment to the selling shareholders in the amount of $1,305.

In 2023, the Company has determined there are signs of decline in the value of Isramat and recognized a loss as a result of impairment to its goodwill of $1,027.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)